Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Government Money Market Portfolio
Entity Central Index Key	0000002663
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000023718
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Portfolio
Class Name	Class I
Trading Symbol	IVMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
AssetsNet	$ 739,449,291
Holdings Count | Holding	17
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$739,449,291 # of Portfolio Holdings17
Holdings [Text Block]

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.5%
U.S. Treasury Repurchase Agreements	18.6%
U.S. Government Agency Debt	39.2%
U.S. Treasury Debt	41.7%